Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class T, Class B and Class C
March 31, 2016
As Revised January 20, 2017
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ALCV-SUM-17-01 1.9881446.100	March 1, 2017